Income Tax (Details) - Schedule of Presentation Net Deferred Tax Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Presentation Net Deferred Tax Assets and Liabilities [Abstract]
Deferred taxes assets	$ 6,729	$ 3,618
Deferred tax liabilities	(11,610)	(10,686)
Total	$ (4,881)	$ (7,068)